TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	December 31,
	2025	2024

Net operating loss carry forward	$12,251	$7,964
Research and development expenses	1,181	2,245
Other	45	37
Total deferred tax assets	13,477	10,246
Less deferred tax liabilities associated with IPR&D	(253)	-
Deferred tax assets, net	13,224	10,246
Less: Valuation allowance	(13,224)	(10,246)
Net deferred tax asset	$-	$-

Schedule of valuation allowance for deferred tax assets
	Year ended December 31,
	2025	2024	2023
Valuation allowance at beginning of year	10,246	6,925	5,376
Change in the valuation allowance resulting from the acquisition of LayerBio Inc.	95	-	-
Change in valuation allowance	2,883	3,321	1,549
Valuation allowance at end of year	$13,224	10,246	$6,925

Schedule of components of income tax
	Year ended December 31,
	2025	2024	2023
Domestic (Israel)	(4,610)	(14,580)	(9,336)
Foreign	(404)	-	-
Loss before taxes on income	$(5,014)	(14,580)	$(9,336)

Schedule of reconciliation of theoretical income tax expense
	Year ended December 31,
	2025	Percent

IL Statutory Tax Rate	$(1,153)	23%
United States
Changes in Valuation Allowance	490	(10)%
others	(22)	0%

Changes in Valuation Allowance	2,393	(48)%
Difference resulting from using NIS as the measurement basis for tax purposes	(1,808)	(36)%
Nontaxable or Nondeductible Items
Share-based payment awards	108	(2)%
others	(8)	0%
Other adjustments	8	0%
Effective tax rate	$8	0%

Schedule of unrecognized tax benefits
	December 31,
	2025	2024	2023

Opening balance	$259	$251	$243
Tax positions taken in the current year	-	-	-
Interest and Exchange rate differences	8	8	8

Closing balance	$267	$259	$251